Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	YTD
	December 31, 2018	December 31, 2017
	(in thousands)

Top client	$352,335	$503,875
Clients 2-5	671,723	505,818
Clients 6-10	385,741	348,841
Clients 11-25	461,351	421,759
Other	724,627	622,028
Total	$2,595,777	$2,402,321